Acquisitions (Summary Of Purchase Price And Purchase Price Allocation) (Details) - USD ($) $ in Millions	Jun. 01, 2017	May 12, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Business Acquisition [Line Items]
Goodwill			$ 1,454.7	$ 1,461.8	$ 1,317.3
PetMatrix [Member]
Business Acquisition [Line Items]
Cash consideration	$ 255.2
Cash and cash equivalents	0.2
Trade receivables	7.8
Inventories	16.0
Prepaid expenses and other current assets	0.9
Property, plant and equipment	0.8
Goodwill	123.8
Intangible assets	110.4
Accounts payable	(4.1)
Accrued wages and salaries	(0.1)
Other current liabilities	(0.5)
Net assets acquired	$ 255.2
GloFish [Member]
Business Acquisition [Line Items]
Cash consideration		$ 49.7
Trade receivables		0.4
Property, plant and equipment		0.6
Goodwill		11.2
Intangible assets		37.8
Other current liabilities		(0.3)
Net assets acquired		$ 49.7